Victory Pioneer CAT Bond Fund
Schedule of Investments | January 31, 2026

Schedule of Investments  |  1/31/26
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 100.8%
	Corporate Bonds — 2.0% of Net Assets
	Insurance — 2.0%
7,100,000	Veraison Re, Ltd. (GSMMUSTI + 50 bps), 3/8/29 (144A)	$ 7,100,000
7,850,000	Veraison Re, Ltd. (GSMMUSTI + 50 bps), 3/8/29 (144A)	7,850,000
10,250,000	Windrose Re, Ltd., 8.792%, 2/13/29 (144A)	10,250,000
6,000,000	Windrose Re, Ltd., 11.663%, 2/13/29 (144A)	6,000,000
4,750,000	Windrose Re, Ltd., 15.913%, 2/13/29 (144A)	4,750,000
	Total Insurance	$35,950,000

	Total Corporate Bonds (Cost $35,950,000)	$35,950,000

	Insurance-Linked Securities—95.3% of Net Assets#
	Event Linked Bonds — 87.8%
	Earthquake – Canada — 0.6%
10,750,000(a)	Ursa Re, 11.023%, (GSMMUSTI + 750 bps), 2/22/28 (144A)	$ 10,940,275
	Earthquake – Italy — 0.1%
EUR1,000,000(a)	Lion Re, 8.031%, (3 Month EURIBOR + 600 bps), 6/15/29 (144A)	$ 1,193,173
	Earthquake – Worldwide — 0.1%
1,000,000(a)	Liongate Re, 7.235%, (SOFR + 357 bps), 4/25/28 (144A)	$ 1,007,200
	Earthquakes – California — 7.7%
1,760,000(a)	Sutter Re, 10.27%, (FHMMUSTF + 675 bps), 6/19/26 (144A)	$ 1,777,600
15,355,000(a)	Sutter Re, 13.27%, (FHMMUSTF + 975 bps), 6/19/26 (144A)	15,688,203
8,250,000(a)	Torrey Pines Re, 7.28%, (BRMMUSDF + 375 bps), 6/7/28 (144A)	8,481,825
10,750,000(a)	Torrey Pines Re, 8.03%, (BRMMUSDF + 450 bps), 6/7/28 (144A)	10,978,975
8,125,000(a)	Torrey Pines Re, 8.846%, (JMMMUSTF + 531 bps), 6/5/26 (144A)	8,172,938
500,000(a)	Torrey Pines Re, 9.576%, (JMMMUSTF + 604 bps), 6/7/27 (144A)	521,550
6,250,000(a)	Torrey Pines Re, 10.03%, (BRMMUSDF + 650 bps), 6/7/28 (144A)	6,430,000
325,000(a)	Torrey Pines Re, 10.646%, (JMMMUSTF + 711 bps), 6/7/27 (144A)	337,935
1Victory Pioneer CAT Bond Fund | 1/31/26

Principal Amount USD ($)		Value
	Earthquakes – California — (continued)
1,750,000(a)	Ursa Re, 9.07%, (BNMMDTSC + 550 bps), 12/7/26 (144A)	$ 1,793,400
5,000,000(a)	Ursa Re, 12.32%, (BNMMDTSC + 875 bps), 12/7/26 (144A)	5,170,500
4,250,000(a)	Ursa Re, 12.79%, (JMMMUSTF + 925 bps), 12/7/26 (144A)	4,398,325
25,000,000(a)	Ursa Re II, 8.654%, (3 Month U.S. Treasury Bill + 500 bps), 12/7/29 (144A)	24,965,000
42,250,000(a)	Ursa Re II, 11.404%, (3 Month U.S. Treasury Bill + 775 bps), 6/7/28 (144A)	42,376,750
9,500,000(a)	Ursa Re II, 12.53%, (BRMMUSDF + 900 bps), 6/7/28 (144A)	9,742,250
		$140,835,251

	Earthquakes – Chile — 0.1%
250,000(a)	International Bank for Reconstruction & Development, 8.445%, (SOFR + 479 bps), 3/31/26 (144A)	$ 250,800
1,500,000(a)	Maschpark Re, 7.02%, (FHMMUSTF + 350 bps), 1/10/28 (144A)	1,536,900
		$1,787,700

	Earthquakes - Europe — 0.1%
EUR1,000,000(a)	Azzurro Re II, 8.423%, (3 Month EURIBOR + 625 bps), 4/20/28 (144A)	$ 1,202,419
	Earthquakes - Israel — 0.3%
6,000,000(a)	Turris Re, 5.94%, (JMMMUSTF + 240 bps), 1/8/29 (144A)	$ 5,989,200
	Earthquakes - Japan — 0.6%
2,000,000(a)	Nakama Re, 5.754%, (3 Month U.S. Treasury Bill + 210 bps), 4/23/30 (144A)	$ 2,012,000
8,000,000(a)	Nakama Re, 6.004%, (3 Month U.S. Treasury Bill + 235 bps), 4/4/29 (144A)	8,092,000
		$10,104,000

	Earthquakes – Mexico — 0.1%
1,500,000(a)	International Bank for Reconstruction & Development, 7.875%, (SOFR + 422 bps), 4/24/28 (144A)	$ 1,537,500
500,000(a)	International Bank for Reconstruction & Development, 14.875%, (SOFR + 1,122 bps), 4/24/28 (144A)	510,200
		$2,047,700

Victory Pioneer CAT Bond Fund | 1/31/262

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Earthquakes – U.S. — 1.9%
14,750,000(a)	Acorn Re, 5.873%, (GSMMUSTI + 235 bps), 11/7/28 (144A)	$ 14,729,350
5,750,000(a)	Acorn Re, 6.629%, (GSMMUSTF + 310 bps), 11/5/27 (144A)	5,839,700
500,000(a)	Logistics Re, 9.52%, (FHMMUSTF + 600 bps), 12/21/27 (144A)	510,300
250,000(a)	Nakama Re, 5.971%, (3 Month Term SOFR + 250 bps), 5/9/28 (144A)	252,700
10,500,000(a)	Veraison Re, 7.023%, (GSMMUSTI + 350 bps), 3/8/28 (144A)	10,702,650
2,000,000(a)	Veraison Re, 8.261%, (GSMMUSTI + 474 bps), 3/8/27 (144A)	2,055,400
1,250,000(a)	Veraison Re, 8.523%, (GSMMUSTI + 500 bps), 3/8/28 (144A)	1,285,250
		$35,375,350

	Earthquakes – U.S. & Canada — 0.6%
7,000,000(a)	3264 Re, 6.52%, (FHMMUSTF + 300 bps), 2/7/28 (144A)	$ 7,068,600
2,250,000(a)	Matterhorn Re, 6.03%, (BRMMUSDF + 250 bps), 9/22/28 (144A)	2,261,250
750,000(a)	Matterhorn Re, 7.28%, (BRMMUSDF + 375 bps), 9/22/28 (144A)	753,525
		$10,083,375

	Flood – U.S. — 0.8%
7,750,000(a)	FloodSmart Re, 17.88%, (FHMMUSTF + 1,436 bps), 3/12/27 (144A)	$ 8,253,750
1,000,000(a)	FloodSmart Re, 20.67%, (FHMMUSTF + 1,715 bps), 3/11/26 (144A)	1,015,000
4,500,000(a)	FloodSmart Re, 21.15%, (FHMMUSTF + 1,763 bps), 3/12/27 (144A)	4,629,600
250,000(a)	FloodSmart Re, 25.92%, (FHMMUSTF + 2,240 bps), 3/11/26 (144A)	100,000
		$13,998,350

	Health – U.S. — 0.3%
1,000,000(a)	Vitality Re XV, 6.02%, (FHMMUSTF + 250 bps), 1/7/28 (144A)	$ 1,008,700
500,000(a)	Vitality Re XV, 7.02%, (FHMMUSTF + 350 bps), 1/7/28 (144A)	509,800
750,000(a)	Vitality Re XVI, 5.28%, (MSMMUSTF + 175 bps), 1/8/29 (144A)	744,675
3Victory Pioneer CAT Bond Fund | 1/31/26

Principal Amount USD ($)		Value
	Health – U.S. — (continued)
750,000(a)	Vitality Re XVI, 5.78%, (MSMMUSTF + 225 bps), 1/8/29 (144A)	$ 746,925
2,750,000(a)	Vitality Re XVI, 7.28%, (MSMMUSTF + 375 bps), 1/8/29 (144A)	2,731,850
		$5,741,950

	Multiperil – Canada — 0.0%†
CAD1,000,000(a)	MMIFS Re, 5.166%, (CAONINDX + 290 bps), 1/10/28 (144A)	$ 734,330
	Multiperil – Europe — 0.1%
EUR1,000,000(a)	Lion Re, 7.531%, (3 Month EURIBOR + 550 bps), 6/15/29 (144A)	$ 1,200,404
	Multiperil – Florida — 0.5%
1,000,000(a)	Sanders Re, 11.25%, (BRMMUSDF + 772 bps), 6/5/26 (144A)	$ 1,022,000
8,250,000(a)	Sanders Re II, 10.53%, (BRMMUSDF + 700 bps), 6/7/28 (144A)	8,608,875
		$9,630,875

	Multiperil – Massachusetts — 0.4%
7,500,000(a)	Mayflower Re, 7.154%, (T-BILL + 350 bps), 7/7/28 (144A)	$ 7,669,500
	Multiperil – Puerto Rico — 0.0%†
500,000(a)	Puerto Rico Parametric Re, 12.523%, (GSMMUSTI + 900 bps), 6/7/27 (144A)	$ 526,150
	Multiperil – Texas — 0.4%
8,100,000(a)	Handshake Re, 8.04%, (JMMMUSTF + 450 bps), 1/8/30 (144A)	$ 8,087,850
	Multiperil – U.S. — 27.7%
2,250,000(a)	Aquila Re, 8.92%, (BRMMUSDF + 539 bps), 6/7/27 (144A)	$ 2,319,075
3,750,000(a)	Aquila Re, 11.88%, (BRMMUSDF + 835 bps), 6/7/27 (144A)	3,952,875
3,000,000(a)	Atela Re, Ltd., 17.78%, (BRMMUSDF + 1,425 bps), 5/9/27 (144A)	3,229,500
750,000(a)	Baldwin Re, 8.58%, (BRMMUSDF + 505 bps), 7/7/27 (144A)	769,125
9,750,000(a)	Bonanza Re, 7.28%, (MSMMUSTF + 375 bps), 12/19/27 (144A)	9,816,300
16,000,000(a)	Bonanza Re, 9.03%, (MSMMUSTF + 550 bps), 12/19/27 (144A)	16,280,000
Victory Pioneer CAT Bond Fund | 1/31/264

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
10,000,000(a)	Commonwealth Re, 7.29%, (JMMMUSTF + 375 bps), 7/10/28 (144A)	$ 10,259,000
10,000,000(a)	Finca Re, 8.78%, (BRMMUSDF + 525 bps), 6/7/28 (144A)	10,305,000
60,000,000(a)	Foundation Re, 7.154%, (3 Month U.S. Treasury Bill + 350 bps), 1/7/30 (144A)	60,720,000
11,955,000(a)	Foundation Re, 9.79%, (JMMMUSTF + 625 bps), 1/8/27 (144A)	12,262,244
5,350,000(a)	Four Lakes Re, 6.78%, (BRMMUSDF + 325 bps), 1/8/29 (144A)	5,334,485
9,120,000(a)	Four Lakes Re, 9.03%, (BRMMUSDF + 550 bps), 1/7/28 (144A)	9,326,112
3,250,000(a)	Four Lakes Re, 9.33%, (BRMMUSDF + 580 bps), 1/7/27 (144A)	3,297,450
12,750,000(a)	Four Lakes Re, 9.53%, (BRMMUSDF + 600 bps), 1/8/29 (144A)	12,700,275
8,000,000(a)	Four Lakes Re, 11.78%, (BRMMUSDF + 825 bps), 1/7/28 (144A)	8,165,600
2,750,000(a)	Four Lakes Re, 12.45%, (BRMMUSDF + 892 bps), 1/7/27 (144A)	2,790,975
9,000,000(a)	Fuchsia 2024-1 , 8.68%, (FRMMUSTI + 514 bps), 4/6/28 (144A)	9,295,200
6,750,000(a)	Fuchsia 2025-1, 6.79%, (FRMMUSTF + 325 bps), 4/6/29 (144A)	6,731,100
14,000,000(a)	Herbie Re, 7.78%, (MSMMUSTF + 425 bps), 1/7/30 (144A)	13,993,000
6,000,000(a)	Herbie Re, 10.44%, (JMMMUSTF + 690 bps), 1/7/28 (144A)	6,052,800
5,000,000(a)	Herbie Re, 10.79%, (JMMMUSTF + 725 bps), 1/8/29 (144A)	5,092,000
1,500,000(a)	Herbie Re, 13.44%, (JMMMUSTF + 990 bps), 1/7/28 (144A)	1,521,900
2,000,000(a)	Herbie Re, 14.29%, (JMMMUSTF + 1,075 bps), 1/8/29 (144A)	2,077,000
1,500,000(a)	Herbie Re, 26.54%, (JMMMUSTF + 2,300 bps), 1/8/27 (144A)	1,500,750
1,500,000(a)	High Point Re, 9.17%, (BRMMUSDF + 564 bps), 1/6/27 (144A)	1,517,550
3,500,000(a)	Hypatia Re, 12.07%, (BNMMDTSC + 850 bps), 7/5/28 (144A)	3,612,000
2,100,000(a)	Hypatia Re, 14.023%, (GSMMUSTI + 1,050 bps), 4/8/26 (144A)	2,131,500
28,250,000(a)	Merna Re Companywide, 10.54%, (JMMMUSTF + 700 bps), 7/7/28 (144A)	29,685,100
5Victory Pioneer CAT Bond Fund | 1/31/26

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
16,500,000(a)	Merna Re Enterprise, 11.29%, (JMMMUSTF + 775 bps), 7/7/28 (144A)	$ 16,869,600
1,275,000(a)	Merna Re II, 10.993%, (GSMMUSTI + 747 bps), 7/7/27 (144A)	1,341,428
350,000(a)	Merna Re II, 11.903%, (GSMMUSTI + 838 bps), 7/7/26 (144A)	361,025
5,000,000(a)	Merna Re II, 12.013%, (GSMMUSTI + 849 bps), 7/7/27 (144A)	5,178,500
3,500,000(a)	Mystic Re, 6.773%, (GSMMUSTI + 325 bps), 1/8/29 (144A)	3,494,750
5,000,000(a)	Mystic Re, 7.523%, (GSMMUSTI + 400 bps), 1/10/28 (144A)	5,071,000
4,500,000(a)	Mystic Re, 10.423%, (GSMMUSTI + 690 bps), 1/8/29 (144A)	4,493,250
1,750,000(a)	Mystic Re, 13.773%, (GSMMUSTI + 1,025 bps), 1/10/28 (144A)	1,795,325
19,950,000(a)	Mystic Re, 15.523%, (GSMMUSTI + 1,200 bps), 1/8/27 (144A)	20,738,025
750,000(a)	Mystic Re, 17.523%, (GSMMUSTI + 1,400 bps), 1/10/28 (144A)	712,500
30,000,000(a)	Residential Re, 6.79%, (JMMMUSTF + 325 bps), 12/6/29 (144A)	29,775,000
5,000,000(a)	Residential Re, 8.92%, (JMMMUSTF + 538 bps), 12/6/28 (144A)	5,151,500
3,125,000(a)	Residential Re, 9.51%, (JMMMUSTF + 597 bps), 12/6/27 (144A)	3,266,250
9,500,000(a)	Residential Re, 10.48%, (JMMMUSTF + 694 bps), 12/6/28 (144A)	9,716,600
27,500,000(a)	Residential Re, 13.773%, (GSMMUSTI + 1,025 bps), 12/6/29 (144A)	27,409,250
8,000,000(a)	Residential Re, 16.943%, (GSMMUSTI + 1,342 bps), 12/6/28 (144A)	8,572,800
12,575,000(a)	Sanders Re, 7.52%, (BRMMUSDF + 399 bps), 4/7/29 (144A)	12,810,152
2,250,000(a)	Sanders Re, 7.523%, (GSMMUSTI + 400 bps), 4/7/28 (144A)	2,319,525
1,500,000(a)	Sanders Re, 7.773%, (GSMMUSTI + 425 bps), 4/8/30 (144A)	1,589,700
4,750,000(a)	Sanders Re, 8.023%, (GSMMUSTI + 450 bps), 4/7/28 (144A)	4,888,700
5,250,000(a)	Sanders Re, 8.273%, (GSMMUSTI + 475 bps), 4/8/30 (144A)	5,547,675
18,000,000(a)	Sanders Re, 8.89%, (BRMMUSDF + 536 bps), 4/7/29 (144A)	18,653,400
Victory Pioneer CAT Bond Fund | 1/31/266

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
7,750,000(a)	Sanders Re, 9.09%, (BRMMUSDF + 556 bps), 4/7/28 (144A)	$ 8,103,400
1,500,000(a)	Sanders Re III, 6.87%, (BRMMUSDF + 334 bps), 4/7/26 (144A)	1,501,500
700,000(a)	Sanders Re III, 9.00%, (BRMMUSDF + 547 bps), 4/7/27 (144A)	720,230
20,000,000(a)	Skyline Re, 7.154%, (1 Month U.S. Treasury Bill + 350 bps), 1/7/30 (144A)	19,970,000
6,800,000(a)	Solomon Re, 9.043%, (GSMMUSTI + 552 bps), 6/8/26 (144A)	6,898,600
3,900,000(a)	Stabilitas Re, 12.01%, (BRMMUSDF + 848 bps), 6/5/26 (144A)	3,979,560
10,500,000(a)	Topanga Re, 8.29%, (JMMMUSTF + 475 bps), 1/7/30 (144A)	10,474,800
8,750,000(a)	Topanga Re, 9.29%, (JMMMUSTF + 575 bps), 1/7/30 (144A)	8,726,375
1,000,000(a)	Yosemite Re, 10.773%, (GSMMUSTI + 725 bps), 6/7/28 (144A)	1,055,600
		$505,923,936

	Multiperil – U.S. & Canada — 15.3%
12,000,000(a)	3264 Re, 9.523%, (GSMMUSTI + 600 bps), 1/8/29 (144A)	$ 11,974,800
14,000,000(a)	3264 Re, 10.023%, (GSMMUSTI + 650 bps), 1/8/29 (144A)	13,965,000
7,500,000(a)	3264 Re, 11.023%, (GSMMUSTI + 750 bps), 6/8/28 (144A)	7,820,250
5,750,000(a)	Ashera Re, 8.713%, (GSMMUSTI + 519 bps), 4/7/27 (144A)	5,897,775
3,000,000(a)	Atlas Re, 15.962%, (SOFR + 1,222 bps), 6/8/27 (144A)	3,300,300
12,250,000(a)	Bridge Street Re, 7.54%, (JMMMUSTF + 400 bps), 1/7/28 (144A)	12,421,500
18,750,000(a)	Galileo Re, 6.79%, (JMMMUSTF + 325 bps), 1/8/30 (144A)	18,690,000
17,500,000(a)	Galileo Re, 8.54%, (JMMMUSTF + 500 bps), 1/8/30 (144A)	17,351,250
7,050,000(a)	Galileo Re, 10.523%, (GSMMUSTI + 700 bps), 1/7/28 (144A)	7,358,085
10,000,000(a)	Kilimanjaro II Re, 7.523%, (GSMMUSTI + 400 bps), 7/9/29 (144A)	10,271,000
14,250,000(a)	Kilimanjaro II Re, 7.523%, (GSMMUSTI + 400 bps), 7/8/30 (144A)	14,720,250
7Victory Pioneer CAT Bond Fund | 1/31/26

Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
8,250,000(a)	Kilimanjaro II Re, 9.78%, (BRMMUSDF + 625 bps), 6/30/28 (144A)	$ 8,675,700
6,750,000(a)	Kilimanjaro II Re, 10.023%, (GSMMUSTI + 650 bps), 7/9/29 (144A)	6,978,825
14,750,000(a)	Kilimanjaro II Re, 10.023%, (GSMMUSTI + 650 bps), 7/8/30 (144A)	15,317,875
4,500,000(a)	Kilimanjaro II Re, 10.78%, (BRMMUSDF + 725 bps), 6/30/28 (144A)	4,754,700
3,000,000(a)	Kilimanjaro III Re, 14.78%, (BRMMUSDF + 1,125 bps), 4/20/26 (144A)	3,060,000
2,500,000(a)	Lapis Re, 11.154%, (3 Month U.S. Treasury Bill + 750 bps), 1/9/29 (144A)	2,563,250
17,250,000(a)	Mona Lisa Re, 9.03%, (BRMMUSDF + 550 bps), 1/8/31 (144A)	17,212,050
500,000(a)	Mona Lisa Re, 13.28%, (BRMMUSDF + 975 bps), 6/25/27 (144A)	538,100
15,000,000(a)	Mona Lisa Re, 15.53%, (BRMMUSDF + 1,200 bps), 1/8/30 (144A)	14,955,000
19,600,000(a)	Montoya Re, 8.904%, (1 Month U.S. Treasury Bill + 525 bps), 4/9/30 (144A)	19,590,200
5,750,000(a)	Montoya Re, 9.28%, (MSMMUSTF + 575 bps), 4/7/28 (144A)	5,796,000
2,750,000(a)	Montoya Re, 16.154%, (1 Month U.S. Treasury Bill + 1,250 bps), 4/9/30 (144A)	2,741,750
500,000(a)	Montoya Re, 16.923%, (GSMMUSTI + 1,340 bps), 4/7/26 (144A)	510,100
19,750,000(a)	Northshore Re II, 8.53%, (BRMMUSDF + 500 bps), 4/7/28 (144A)	20,006,750
9,750,000(a)	Ocelot Re, 8.03%, (BRMMUSDF + 450 bps), 2/26/29 (144A)	9,960,600
8,000,000(a)	Ocelot Re, 11.28%, (BRMMUSDF + 775 bps), 1/7/27 (144A)	8,136,000
5,000,000(a)	Ramble Re, 10.02%, (JMMMUSTF + 648 bps), 3/5/27 (144A)	5,064,500
1,500,000(a)	Riverfront Re, 11.273%, (GSMMUSTI + 775 bps), 1/8/29 (144A)	1,580,700
4,250,000(a)	Titania Re, 9.773%, (GSMMUSTI + 625 bps), 11/26/27 (144A)	4,266,575
Victory Pioneer CAT Bond Fund | 1/31/268

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
3,750,000(a)	Titania Re, 13.023%, (GSMMUSTI + 950 bps), 11/26/27 (144A)	$ 3,776,625
1,000,000(a)	Titania Re, 16.66%, (BRMMUSDF + 1,313 bps), 2/27/26 (144A)	1,007,000
		$280,262,510

	Multiperil – U.S. Northeast — 0.4%
6,500,000(a)	Baldwin Re, 7.28%, (BRMMUSDF + 375 bps), 7/9/29 (144A)	$ 6,663,150
	Multiperil – U.S. Regional — 0.4%
250,000(a)	Aquila Re, 8.91%, (BNMMDTSC + 534 bps), 6/8/26 (144A)	$ 253,500
400,000(a)	Aquila Re, 10.83%, (BNMMDTSC + 726 bps), 6/8/26 (144A)	408,400
1,400,000(a)	Aquila Re, 12.40%, (BNMMDTSC + 883 bps), 6/8/26 (144A)	1,435,000
1,150,000(a)	Locke Tavern Re, 8.485%, (GSMMUSTI + 496 bps), 4/9/26 (144A)	1,156,900
4,000,000(a)	Long Point Re IV, 7.78%, (BRMMUSDF + 425 bps), 6/1/26 (144A)	4,023,200
		$7,277,000

	Multiperil – Worldwide — 4.8%
5,000,000(a)	Atlas Capital, 11.011%, (SOFR + 725 bps), 6/7/28 (144A)	$ 5,161,000
2,150,000(a)	Atlas Capital, 11.292%, (SOFR + 757 bps), 6/5/26 (144A)	2,216,865
1,000,000(a)	Black Kite Re, 11.57%, (BNMMUSTF + 800 bps), 5/8/28 (144A)	1,010,000
51,450,000(a)	Bridge Street Re, 11.404%, (3 Month U.S. Treasury Bill + 775 bps), 1/8/29 (144A)	51,398,550
9,250,000(a)	Cat Re 2001, 16.58%, (JMMMUSTF + 1,304 bps), 1/8/27 (144A)	9,652,375
5,500,000(a)	Kendall Re, 9.773%, (GSMMUSTI + 625 bps), 4/30/27 (144A)	5,715,600
10,000,000(a)	Kendall Re, 11.261%, (GSMMUSTI + 774 bps), 4/30/27 (144A)	10,391,000
2,000,000(a)	Silk Road Re, 9.57%, (BNMMDTSC + 600 bps), 1/10/28 (144A)	2,015,000
		$87,560,390

9Victory Pioneer CAT Bond Fund | 1/31/26

Principal Amount USD ($)		Value
	Wild Fire – California — 2.2%
1,000,000(a)	123 Lights Re, 14.52%, (FHMMUSTF + 1,100 bps), 9/14/28 (144A)	$ 1,030,200
40,000,000(a)	Golden Bear Re 2026-1, 13.404%, (1 Month U.S. Treasury Bill + 975 bps), 1/8/29 (144A)	40,009,656
		$41,039,856

	Wind Storm – France — 0.5%
EUR6,750,000(a)	Hexagon IV Re, 6.986%, (3 Month EURIBOR + 496 bps), 1/22/30 (144A)	$ 8,032,317
EUR1,500,000(a)	Hexagon IV Re, 7.783%, (3 Month EURIBOR + 575 bps), 1/21/28 (144A)	1,798,650
		$9,830,967

	Wind Storm – Netherlands — 0.0%†
EUR500,000(a)	Orange Capital Re DAC, 8.026%, (3 Month EURIBOR + 600 bps), 1/17/29 (144A)	$ 621,360
	Windstorm – Europe — 0.2%
EUR2,000,000(a)	Blue Sky Re, 8.194%, (3 Month EURIBOR + 616 bps), 1/26/27 (144A)	$ 2,458,653
EUR750,000(a)	Windmill III Re DAC, 7.236%, (3 Month EURIBOR + 521 bps), 7/5/28 (144A)	919,061
		$3,377,714

	Windstorm – Florida — 7.4%
9,250,000(a)	Armor Re, 12.03%, (BRMMUSDF + 850 bps), 1/7/28 (144A)	$ 9,794,825
2,000,000(a)	Armor Re, 13.73%, (BRMMUSDF + 1,020 bps), 5/7/27 (144A)	2,133,200
7,000,000(a)	First Coast Re, 10.04%, (JMMMUSTF + 650 bps), 3/10/28 (144A)	7,174,300
7,750,000(a)	First Coast Re, 11.04%, (JMMMUSTF + 750 bps), 3/10/28 (144A)	7,998,000
600,000(a)	First Coast Re, 13.48%, (JMMMUSTF + 994 bps), 4/7/26 (144A)	607,800
2,500,000(a)	Hestia Re, 10.32%, (BNMMDTSC + 675 bps), 3/13/28 (144A)	2,561,000
1,000,000(a)	Hestia Re, 11.82%, (BNMMDTSC + 825 bps), 3/13/28 (144A)	1,032,500
3,500,000(a)	Integrity Re, 11.654%, (1 Month U.S. Treasury Bill + 800 bps), 6/6/27 (144A)	3,602,900
5,500,000(a)	Integrity Re, 11.654%, (1 Month U.S. Treasury Bill + 800 bps), 6/6/28 (144A)	5,668,850
3,750,000(a)	Integrity Re, 13.404%, (1 Month U.S. Treasury Bill + 975 bps), 6/6/27 (144A)	3,884,250
Victory Pioneer CAT Bond Fund | 1/31/2610

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – Florida — (continued)
4,250,000(a)	Integrity Re, 13.404%, (1 Month U.S. Treasury Bill + 975 bps), 6/6/28 (144A)	$ 4,421,700
10,000,000(a)	Integrity Re, 15.904%, (1 Month U.S. Treasury Bill + 1,225 bps), 6/6/28 (144A)	10,543,000
3,000,000(a)	Integrity Re, 16.842%, (FHMMUSTF + 1,332 bps), 6/6/26 (144A)	3,120,000
1,500,000(a)	Integrity Re, 26.316%, (FHMMUSTF + 2,280 bps), 6/6/26 (144A)	1,611,000
1,250,000(a)	Integrity Re, 29.154%, (1 Month U.S. Treasury Bill + 2,550 bps), 6/6/27 (144A)	1,417,250
750,000(a)	Marlon Re, 10.846%, (JMMMUSTF + 731 bps), 6/7/27 (144A)	791,250
4,750,000(a)	Meadows, 15.904%, (3 Month U.S. Treasury Bill + 1,225 bps), 12/7/29 (144A)	4,684,925
7,000,000(a)	Merna Re II, 11.29%, (JMMMUSTF + 775 bps), 7/7/28 (144A)	7,259,700
2,000,000(a)	Merna Re II, 12.273%, (GSMMUSTI + 875 bps), 7/7/27 (144A)	2,096,600
12,750,000(a)	Palm Re, 11.32%, (BNMMDTSC + 775 bps), 6/7/28 (144A)	13,266,375
10,000,000(a)	Palm Re, 13.27%, (BNMMDTSC + 970 bps), 6/7/27 (144A)	10,483,000
6,500,000(a)	Purple Re, 10.79%, (JMMMUSTF + 725 bps), 6/7/28 (144A)	6,812,000
5,500,000(a)	Purple Re, 11.404%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/28 (144A)	5,675,450
3,600,000(a)	Purple Re, 12.666%, (JMMMUSTF + 913 bps), 6/7/27 (144A)	3,758,400
12,500,000(a)	Winston Re, 10.07%, (BNMMDTSC + 650 bps), 2/21/28 (144A)	12,815,000
2,250,000(a)	Winston Re, 13.78%, (BNMMDTSC + 1,021 bps), 2/26/27 (144A)	2,371,500
500,000(a)	Winston Re, 15.26%, (BNMMDTSC + 1,169 bps), 2/26/27 (144A)	524,200
		$136,108,975

	Windstorm – Florida & Louisiana — 0.1%
2,250,000(a)	Nature Coast Re, 13.523%, (GSMMUSTI + 1,000 bps), 12/7/26 (144A)	$ 2,290,275
	Windstorm – Japan — 0.3%
2,750,000(a)	Sakura Re, 6.28%, (BRMMUSDF + 275 bps), 4/5/29 (144A)	$ 2,742,575
11Victory Pioneer CAT Bond Fund | 1/31/26

Principal Amount USD ($)		Value
	Windstorm – Japan — (continued)
1,500,000(a)	Tomoni Re, 6.36%, (JMMMUSTF + 282 bps), 4/7/26 (144A)	$ 1,503,000
750,000(a)	Tomoni Re, 6.79%, (JMMMUSTF + 325 bps), 4/5/28 (144A)	757,200
		$5,002,775

	Windstorm – Louisiana — 0.7%
3,500,000(a)	Nature Coast Re, 13.273%, (GSMMUSTI + 975 bps), 4/10/29 (144A)	$ 3,605,350
8,750,000(a)	Nature Coast Re, 15.073%, (GSMMUSTI + 1,155 bps), 1/16/29 (144A)	9,285,500
		$12,890,850

	Windstorm – Massachusetts — 0.1%
2,000,000(a)	Mayflower Re, 8.445%, (FHMMUSTF + 493 bps), 7/8/27 (144A)	$ 2,056,000
	Windstorm – Mexico — 0.2%
1,500,000(a)	International Bank for Reconstruction & Development, 15.875%, (SOFR + 1,222 bps), 4/24/28 (144A)	$ 1,594,350
2,000,000(a)	International Bank for Reconstruction & Development, 17.374%, (SOFR + 1,372 bps), 4/24/28 (144A)	2,130,400
		$3,724,750

	Windstorm - New York — 0.3%
2,000,000(a)	MetroCat Re, 9.279%, (GSMMUSTF + 575 bps), 5/8/26 (144A)	$ 2,022,000
3,250,000(a)	Oceanside Re, 9.57%, (BNMMDTSC + 600 bps), 5/15/28 (144A)	3,309,150
		$5,331,150

	Windstorm – North Carolina — 2.7%
14,500,000(a)	Blue Ridge Re, 7.02%, (FHMMUSTF + 350 bps), 1/8/29 (144A)	$ 14,452,150
14,500,000(a)	Blue Ridge Re, 9.52%, (FHMMUSTF + 600 bps), 1/8/29 (144A)	14,434,750
500,000(a)	Blue Ridge Re, 11.51%, (FHMMUSTF + 799 bps), 1/8/27 (144A)	514,300
Victory Pioneer CAT Bond Fund | 1/31/2612

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – North Carolina — (continued)
17,250,000(a)	Blue Ridge Re, 11.52%, (FHMMUSTF + 800 bps), 1/8/29 (144A)	$ 17,156,850
3,250,000(a)	Longleaf Pine Re, 21.455%, (GSMMUSTI + 1,793 bps), 5/25/27 (144A)	3,521,700
		$50,079,750

	Windstorm – Texas — 2.4%
1,500,000(a)	Alamo Re, 10.06%, (FHMMUSTF + 654 bps), 6/7/27 (144A)	$ 1,567,350
1,500,000(a)	Alamo Re, 11.954%, (FHMMUSTF + 843 bps), 6/7/27 (144A)	1,584,000
7,000,000(a)	Alamo Re, 12.60%, (FHMMUSTF + 908 bps), 6/7/26 (144A)	7,177,800
3,000,000(a)	Alamo Re, 15.40%, (FHMMUSTF + 1,188 bps), 6/7/26 (144A)	3,107,100
5,500,000(a)	Bluebonnet Re, 9.27%, (FHMMUSTF + 575 bps), 6/7/28 (144A)	5,746,950
4,250,000(a)	Bluebonnet Re, 12.02%, (FHMMUSTF + 850 bps), 6/7/28 (144A)	4,477,800
4,000,000(a)	Bluebonnet Re, 15.27%, (FHMMUSTF + 1,175 bps), 6/7/28 (144A)	4,277,200
2,750,000(a)	Bluebonnet Re, 15.54%, (JMMMUSTF + 1,200 bps), 6/7/27 (144A)	2,902,900
13,000,000(a)	Merna Re II, 12.29%, (JMMMUSTF + 875 bps), 7/7/28 (144A)	13,687,700
		$44,528,800

	Windstorm – U.S. — 2.8%
11,500,000(a)	Cape Lookout Re, 10.722%, (FHMMUSTF + 720 bps), 4/28/26 (144A)	$ 11,638,000
500,000(a)	Gateway Re, 17.47%, (BRMMUSDF + 1,394 bps), 2/24/26 (144A)	504,000
2,500,000(a)	Lower Ferry Re, 8.176%, (MSMMUSTF + 465 bps), 7/8/26 (144A)	2,527,500
1,900,000(a)	Lower Ferry Re, 9.034%, (MSMMUSTF + 550 bps), 7/8/26 (144A)	1,938,000
1,750,000(a)	Mayflower Re, 8.565%, (FHMMUSTF + 505 bps), 7/8/26 (144A)	1,777,125
3,250,000(a)	Mayflower Re, 10.033%, (FHMMUSTF + 651 bps), 7/8/26 (144A)	3,308,500
14,000,000(a)	Meadows, 15.154%, (3 Month U.S. Treasury Bill + 1,150 bps), 12/7/29 (144A)	13,816,600
2,325,000(a)	Merna Re II, 13.993%, (GSMMUSTI + 1,047 bps), 7/7/26 (144A)	2,404,050
13Victory Pioneer CAT Bond Fund | 1/31/26

Principal Amount USD ($)		Value
	Windstorm – U.S. — (continued)
3,250,000(a)	Purple Re, 16.681%, (1 Month Term SOFR + 1,301 bps), 4/24/26 (144A)	$ 3,329,625
EUR4,500,000(a)	Recoletos Re DAC, 3.50%, (3 Month U.S. Treasury Bill + 350 bps), 12/8/28 (144A)	5,395,950
4,000,000(a)	Recoletos Re DAC, 8.654%, (3 Month U.S. Treasury Bill + 500 bps), 1/7/28 (144A)	4,037,600
		$50,676,950

	Windstorm – U.S. Gulf — 0.0%†
500,000(a)	3264 Re, 21.52%, (FHMMUSTF + 1,800 bps), 7/8/27 (144A)	$ 540,400
	Windstorm – U.S. Multistate — 2.0%
1,000,000(a)	Charles River Re, 11.202%, (BNMMDTSC + 763 bps), 5/10/27 (144A)	$ 1,039,700
8,000,000(a)	Chartwell Re, 9.54%, (JMMMUSTF + 600 bps), 6/7/28 (144A)	8,328,800
5,500,000(a)	Chartwell Re, 10.54%, (JMMMUSTF + 700 bps), 6/7/28 (144A)	5,668,300
2,500,000(a)	Chartwell Re, 12.79%, (JMMMUSTF + 925 bps), 6/7/28 (144A)	2,618,000
1,750,000(a)	Citrus Re, 8.03%, (BRMMUSDF + 450 bps), 6/7/28 (144A)	1,814,925
5,350,000(a)	Citrus Re, 11.28%, (BRMMUSDF + 775 bps), 6/7/28 (144A)	5,449,510
5,500,000(a)	Gateway Re, 7.78%, (BRMMUSDF + 425 bps), 7/7/28 (144A)	5,490,100
750,000(a)	Gateway Re, 9.43%, (BRMMUSDF + 590 bps), 7/8/27 (144A)	768,975
5,250,000(a)	Gateway Re, 14.41%, (BRMMUSDF + 1,088 bps), 7/8/26 (144A)	5,471,550
		$36,649,860

	Windstorm – U.S. Northeast — 0.3%
3,500,000(a)	1886 Re, 8.03%, (BRMMUSDF + 450 bps), 7/9/29 (144A)	$ 3,636,500
1,250,000(a)	3264 Re, 10.52%, (FHMMUSTF + 700 bps), 7/8/27 (144A)	1,314,625
		$4,951,125

	Windstorm – U.S. Regional — 1.1%
2,450,000(a)	Citrus Re, 10.12%, (BRMMUSDF + 659 bps), 6/7/26 (144A)	$ 2,489,200
750,000(a)	Citrus Re, 12.24%, (BRMMUSDF + 871 bps), 6/7/26 (144A)	768,975
Victory Pioneer CAT Bond Fund | 1/31/2614

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – U.S. Regional — (continued)
4,250,000(a)	Citrus Re, 12.72%, (BRMMUSDF + 919 bps), 6/7/27 (144A)	$ 4,451,875
4,500,000(a)	Citrus Re, 13.97%, (BRMMUSDF + 1,044 bps), 6/7/27 (144A)	4,747,950
7,500,000(a)	Genesee Street Re, 6.904%, (1 Month U.S. Treasury Bill + 325 bps), 4/7/28 (144A)	7,587,750
		$20,045,750

	Windstorm – U.S. Southeast — 0.2%
2,750,000(a)	Meadows, 11.154%, (3 Month U.S. Treasury Bill + 750 bps), 12/7/29 (144A)	$ 2,746,425
	Winterstorm – Florida — 1.0%
17,550,000(a)	Lightning Re, 14.523%, (GSMMUSTI + 1,100 bps), 3/31/26 (144A)	$ 17,778,150
	Total Event Linked Bonds	$1,606,113,920

Face Amount USD ($)
	Collateralized Reinsurance — 7.5%
	Earthquakes – California — 0.5%
10,045,000(b)(c)+	Adare Re 2026, 12/31/31	$ 9,964,526
	Earthquakes – U.S. — 0.3%
5,030,000(b)(c)+	Adare Re 2025, 9/30/31	$ 5,067,843
	Multiperil – U.S. — 0.8%
15,000,000(b)(c)+	Kettering-PI0059, 3/31/29	$ 15,362,664
	Multiperil – U.S. & Canada — 0.6%
5,456,000(b)(c)+	Falkirk Re 2025 , 3/31/31	$ 5,634,411
4,750,000(b)(c)+	Merion Re 2025-2 , 12/31/30	4,773,739
		$10,408,150

	Multiperil – U.S. Regional — 0.3%
4,930,000(b)(c)+	Ailsa Re 2025, 5/31/31	$ 5,107,523
	Multiperil – Worldwide — 4.6%
10,000,000(b)(c)+	Cheltenham-PI0051 Re 2025, 5/31/29	$ 9,987,661
750,000(b)(c)+	Dartmouth Re, 12/31/27	747,075
10,000,000(b)(c)+	Epsom Re 2025-2, 9/30/31	9,126,953
18,000,000(b)(c)+	Gamboge Re 2025, 3/31/31	18,519,229
6,000,000(b)(c)+	Llandudno Re 2026 , 12/31/31	5,250,000
9,250,000(b)(c)+	Merion Re 2026-1, 12/31/31	8,371,250
5,000,000(b)(c)+	Old Head Re 2026, 12/31/31	4,123,707
15Victory Pioneer CAT Bond Fund | 1/31/26

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
5,000,000(b)(c)+	Phoenix 3 Re, 1/4/39	$ 5,622,000
750,000(b)(c)+	Pine Valley Re 2026, 12/31/31	663,825
EUR18,250,000(b)(c)+	Tomtit Re 2026, 12/31/31	21,632,637
		$84,044,337

	Windstorm – Florida — 0.0%†
4,956,000(b)(c)+	Ipswich-PI0057 Re 2025, 5/31/31	$ 279,023
5,799,600(b)(c)+	Mangrove Risk solutions Re, 5/31/31	215,745
		$494,768

	Windstorm – North Carolina — 0.0%†
42,500,000(b)(c)+	Mangrove Risk solutions Re, 4/30/31	$ 940,411
	Windstorm – U.S. — 0.0%†
5,800,050(b)(c)+	Mangrove Risk Solutions, 5/31/31	$ 612,485
	Windstorm – U.S. Multistate — 0.0%†
8,200,000(b)(c)+	White Heron Re, 5/31/31	$ 228,592
	Windstorm – U.S. Regional — 0.3%
9,612,500(b)(c)+	Oakmont Re 2025, 3/31/31	$ 5,177,293
	Winterstorm – Florida — 0.1%
9,865,000(b)(c)+	Mangrove Risk Solutions, 5/31/30	$ 1,105,867
	Total Collateralized Reinsurance	$138,514,459

	Total Insurance-Linked Securities (Cost $1,701,534,399)	$1,744,628,379

Shares
	SHORT TERM INVESTMENTS — 3.5% of Net Assets
	Open-End Fund — 3.5%
63,646,390(d)	Dreyfus Government Cash Management, Institutional Shares, 3.58%	$ 63,646,390
		$63,646,390

	TOTAL SHORT TERM INVESTMENTS (Cost $63,646,390)	$63,646,390

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.8% (Cost $1,801,130,789)	$1,844,224,769
	OTHER ASSETS AND LIABILITIES — (0.8)%	$(14,363,641)
	net assets — 100.0%	$1,829,861,128

Victory Pioneer CAT Bond Fund | 1/31/2616

Schedule of Investments  |  1/31/26
(unaudited) (continued)
BNMMDTSC	Dreyfus Treasury Securities Cash Management Fund Yield.
bps	Basis Points.
BRMMUSDF	BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield.
CAONINDX	Canadian Overnight Repo Rate Average.
EURIBOR	Euro Interbank Offered Rate.
FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield.
FRMMUSTI	Western Asset Institutional US Treasury Reserves Fund Yield.
GSMMUSTF	Goldman Sachs Financial Square Treasury Solutions Fund Yield.
GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index.
JMMMUSTF	JPMorgan 100% US Treasury Securities Money Market Fund Yield.
MSMMUSTF	MSILF Treasury Securities Portfolio Fund Yield.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At January 31, 2026, the value of these securities amounted to $1,642,063,920, or 89.7% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2026.
(b)	Non-income producing security.
(c)	Issued as participation notes.
(d)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2026.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
123 Lights Re	8/12/2025	$1,000,000	$1,030,200
1886 Re	5/15/2025	3,500,000	3,636,500
3264 Re	6/24/2024	1,250,000	1,314,625
3264 Re	6/24/2024	500,000	540,400
3264 Re	1/24/2025	7,000,000	7,068,600
3264 Re	5/19/2025	7,500,000	7,820,250
3264 Re	12/16/2025	14,000,000	13,965,000
3264 Re	12/16/2025	12,000,000	11,974,800
Acorn Re	10/25/2024	5,750,000	5,839,700
Acorn Re	10/17/2025	14,750,000	14,729,350
Adare Re 2025	9/23/2025	4,898,825	5,067,843
Adare Re 2026	1/5/2026	9,884,125	9,964,526
Ailsa Re 2025	7/31/2025	4,710,477	5,107,523
Alamo Re	4/12/2023	7,041,617	7,177,800
Alamo Re	4/4/2024	1,500,000	1,567,350
Alamo Re	4/4/2024	1,500,000	1,584,000
Alamo Re	4/4/2024	3,000,000	3,107,100
Aquila Re	5/10/2023	400,000	408,400
Aquila Re	5/10/2023	250,000	253,500
17Victory Pioneer CAT Bond Fund | 1/31/26

Restricted Securities	Acquisition date	Cost	Value
Aquila Re	5/10/2023	$1,400,000	$1,435,000
Aquila Re	4/26/2024	2,250,000	2,319,075
Aquila Re	4/26/2024	3,750,000	3,952,875
Armor Re	4/11/2024	2,000,000	2,133,200
Armor Re	12/11/2024	9,250,000	9,794,825
Ashera Re	3/21/2024	5,750,000	5,897,775
Atela Re, Ltd.	4/29/2024	3,000,000	3,229,500
Atlas Capital	5/17/2023	2,150,000	2,216,865
Atlas Capital	4/3/2025	5,000,000	5,161,000
Atlas Re	5/24/2024	3,000,000	3,300,300
Azzurro Re II	3/21/2024	1,085,650	1,202,419
Baldwin Re	6/21/2023	750,000	769,125
Baldwin Re	6/16/2025	6,500,000	6,663,150
Black Kite Re	4/24/2025	1,000,000	1,010,000
Blue Ridge Re	11/14/2023	500,000	514,300
Blue Ridge Re	11/26/2025	14,500,000	14,452,150
Blue Ridge Re	11/26/2025	14,500,000	14,434,750
Blue Ridge Re	11/26/2025	17,250,000	17,156,850
Blue Sky Re	12/11/2023	2,152,900	2,458,653
Bluebonnet Re	5/8/2025	5,500,000	5,746,950
Bluebonnet Re	5/8/2025	4,250,000	4,477,800
Bluebonnet Re	5/8/2025	4,000,000	4,277,200
Bluebonnet Re	5/8/2025	2,750,000	2,902,900
Bonanza Re	12/16/2024	9,750,000	9,816,300
Bonanza Re	12/16/2024	16,000,000	16,280,000
Bridge Street Re	12/24/2024	12,250,000	12,421,500
Bridge Street Re	12/22/2025	51,450,000	51,398,550
Cape Lookout Re	4/14/2023	11,628,473	11,638,000
Cat Re 2001	11/14/2023	9,219,161	9,652,375
Charles River Re	4/5/2024	1,000,000	1,039,700
Chartwell Re	5/2/2025	8,000,000	8,328,800
Chartwell Re	5/2/2025	5,500,000	5,668,300
Chartwell Re	5/2/2025	2,500,000	2,618,000
Cheltenham-PI0051 Re 2025	6/11/2025	8,021,500	9,987,661
Citrus Re	4/27/2023	750,000	768,975
Citrus Re	4/27/2023	2,456,991	2,489,200
Citrus Re	3/19/2024	4,250,000	4,451,875
Citrus Re	3/19/2024	4,500,000	4,747,950
Citrus Re	3/5/2025	5,350,000	5,449,510
Citrus Re	3/5/2025	1,750,000	1,814,925
Commonwealth Re	5/30/2025	10,000,000	10,259,000
Dartmouth Re	5/8/2025	585,750	747,075
Epsom Re 2025-2	11/5/2025	8,312,500	9,126,953
Falkirk Re 2025	6/26/2025	5,100,958	5,634,411
Finca Re	6/4/2025	10,000,000	10,305,000
First Coast Re	3/24/2023	600,000	607,800
First Coast Re	2/21/2025	7,000,000	7,174,300
First Coast Re	2/21/2025	7,750,000	7,998,000
FloodSmart Re	2/23/2023	1,000,000	1,015,000
Victory Pioneer CAT Bond Fund | 1/31/2618

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
FloodSmart Re	2/23/2023	$250,000	$100,000
FloodSmart Re	2/29/2024	7,750,000	8,253,750
FloodSmart Re	2/29/2024	4,528,267	4,629,600
Foundation Re	12/19/2023	12,108,836	12,262,244
Foundation Re	12/4/2025	60,000,000	60,720,000
Four Lakes Re	12/8/2023	3,254,741	3,297,450
Four Lakes Re	12/8/2023	2,750,133	2,790,975
Four Lakes Re	12/11/2024	9,118,657	9,326,112
Four Lakes Re	12/11/2024	8,000,000	8,165,600
Four Lakes Re	12/11/2025	5,350,000	5,334,485
Four Lakes Re	12/11/2025	12,750,000	12,700,275
Fuchsia 2024-1	12/18/2024	9,000,000	9,295,200
Fuchsia 2025-1	12/12/2025	6,750,000	6,731,100
Galileo Re	12/4/2023	7,180,287	7,358,085
Galileo Re	12/8/2025	18,750,000	18,690,000
Galileo Re	12/8/2025	17,500,000	17,351,250
Gamboge Re 2025	4/23/2025	15,605,541	18,519,229
Gateway Re	2/3/2023	500,000	504,000
Gateway Re	7/14/2023	5,269,335	5,471,550
Gateway Re	3/11/2024	750,000	768,975
Gateway Re	2/12/2025	5,500,000	5,490,100
Genesee Street Re	4/28/2025	7,500,000	7,587,750
Golden Bear Re 2026-1	12/10/2025	40,000,000	40,009,656
Handshake Re	12/22/2025	8,100,000	8,087,850
Herbie Re	2/15/2024	6,000,000	6,052,800
Herbie Re	2/15/2024	1,500,000	1,521,900
Herbie Re	12/17/2024	5,000,000	5,092,000
Herbie Re	12/17/2024	2,000,000	2,077,000
Herbie Re	12/17/2024	1,500,000	1,500,750
Herbie Re	1/16/2026	14,000,000	13,993,000
Hestia Re	2/27/2025	2,500,000	2,561,000
Hestia Re	2/27/2025	1,000,000	1,032,500
Hexagon IV Re	10/29/2025	7,829,663	8,032,317
Hexagon IV Re	10/29/2025	1,739,925	1,798,650
High Point Re	12/1/2023	1,500,000	1,517,550
Hypatia Re	3/27/2023	2,107,439	2,131,500
Hypatia Re	10/7/2025	3,662,593	3,612,000
Integrity Re	3/1/2024	3,000,000	3,120,000
Integrity Re	3/1/2024	1,500,000	1,611,000
Integrity Re	2/21/2025	5,500,000	5,668,850
Integrity Re	2/21/2025	4,250,000	4,421,700
Integrity Re	2/21/2025	3,500,000	3,602,900
Integrity Re	2/21/2025	3,750,000	3,884,250
Integrity Re	2/21/2025	10,000,000	10,543,000
Integrity Re	2/21/2025	1,250,000	1,417,250
International Bank for Reconstruction & Development	3/17/2023	250,000	250,800
International Bank for Reconstruction & Development	4/3/2024	1,500,000	1,537,500
19Victory Pioneer CAT Bond Fund | 1/31/26

Restricted Securities	Acquisition date	Cost	Value
International Bank for Reconstruction & Development	4/3/2024	$2,000,000	$2,130,400
International Bank for Reconstruction & Development	4/3/2024	500,000	510,200
International Bank for Reconstruction & Development	5/1/2024	1,500,000	1,594,350
Ipswich-PI0057 Re 2025	8/13/2025	—	279,023
Kendall Re	4/22/2024	5,629,781	5,715,600
Kendall Re	4/22/2024	10,000,000	10,391,000
Kettering-PI0059	9/2/2025	13,833,750	15,362,664
Kilimanjaro II Re	6/24/2024	8,461,647	8,675,700
Kilimanjaro II Re	6/24/2024	4,500,000	4,754,700
Kilimanjaro II Re	6/23/2025	10,000,000	10,271,000
Kilimanjaro II Re	6/23/2025	6,750,000	6,978,825
Kilimanjaro II Re	6/23/2025	14,250,000	14,720,250
Kilimanjaro II Re	6/23/2025	14,750,000	15,317,875
Kilimanjaro III Re	1/12/2024	2,997,833	3,060,000
Lapis Re	3/20/2025	2,500,000	2,563,250
Lightning Re	3/20/2023	17,665,214	17,778,150
Lion Re	5/22/2025	1,127,850	1,200,404
Lion Re	5/22/2025	1,127,850	1,193,173
Liongate Re	5/14/2025	1,000,000	1,007,200
Llandudno Re 2026	1/29/2026	5,126,567	5,250,000
Locke Tavern Re	3/23/2023	1,150,000	1,156,900
Logistics Re	10/22/2024	500,000	510,300
Long Point Re IV	2/23/2023	3,995,822	4,023,200
Longleaf Pine Re	10/15/2024	3,390,615	3,521,700
Lower Ferry Re	6/23/2023	2,500,099	2,527,500
Lower Ferry Re	3/11/2024	1,906,651	1,938,000
Mangrove Risk Solutions	6/25/2025	20,002	1,105,867
Mangrove Risk Solutions	7/18/2025	15,000	612,485
Mangrove Risk solutions Re	6/26/2025	—	940,411
Mangrove Risk solutions Re	7/17/2025	—	215,745
Marlon Re	5/24/2024	750,000	791,250
Maschpark Re	11/26/2024	1,500,000	1,536,900
Matterhorn Re	9/12/2025	2,250,000	2,261,250
Matterhorn Re	9/12/2025	750,000	753,525
Mayflower Re	6/26/2023	1,750,000	1,777,125
Mayflower Re	6/21/2024	2,000,000	2,056,000
Mayflower Re	7/19/2024	3,260,137	3,308,500
Mayflower Re	5/22/2025	7,500,000	7,669,500
Meadows	11/6/2025	4,750,000	4,684,925
Meadows	11/6/2025	14,000,000	13,816,600
Meadows	11/6/2025	2,750,000	2,746,425
Merion Re 2025-2	6/27/2025	4,019,703	4,773,739
Merion Re 2026-1	1/28/2026	8,164,368	8,371,250
Merna Re Companywide	5/14/2025	28,250,000	29,685,100
Merna Re Enterprise	5/14/2025	16,500,000	16,869,600
Merna Re II	4/5/2023	350,000	361,025
Victory Pioneer CAT Bond Fund | 1/31/2620

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Merna Re II	4/5/2023	$2,352,771	$2,404,050
Merna Re II	5/8/2024	1,289,098	1,341,428
Merna Re II	5/8/2024	2,000,000	2,096,600
Merna Re II	5/8/2024	5,008,327	5,178,500
Merna Re II	5/14/2025	7,000,000	7,259,700
Merna Re II	5/14/2025	13,000,000	13,687,700
MetroCat Re	5/12/2023	2,002,909	2,022,000
MMIFS Re	1/8/2025	695,289	734,330
Mona Lisa Re	6/13/2024	500,000	538,100
Mona Lisa Re	12/18/2025	17,250,000	17,212,050
Mona Lisa Re	12/18/2025	15,000,000	14,955,000
Montoya Re	1/23/2025	5,750,000	5,796,000
Montoya Re	9/2/2025	507,246	510,100
Montoya Re	12/12/2025	19,600,000	19,590,200
Montoya Re	12/12/2025	2,750,000	2,741,750
Mystic Re	12/12/2023	19,950,000	20,738,025
Mystic Re	12/17/2024	5,000,000	5,071,000
Mystic Re	12/17/2024	1,750,000	1,795,325
Mystic Re	12/17/2024	750,000	712,500
Mystic Re	12/11/2025	3,500,000	3,494,750
Mystic Re	12/11/2025	4,500,000	4,493,250
Nakama Re	4/14/2023	250,000	252,700
Nakama Re	4/16/2024	8,001,046	8,092,000
Nakama Re	4/11/2025	2,000,000	2,012,000
Nature Coast Re	11/16/2023	2,254,096	2,290,275
Nature Coast Re	12/27/2024	8,750,000	9,285,500
Nature Coast Re	3/28/2025	3,500,000	3,605,350
Northshore Re II	3/14/2025	19,750,000	20,006,750
Oakmont Re 2025	7/22/2025	4,018,306	5,177,293
Oceanside Re	5/2/2025	3,250,000	3,309,150
Ocelot Re	1/28/2025	8,145,830	8,136,000
Ocelot Re	2/14/2025	9,750,000	9,960,600
Old Head Re 2026	12/22/2025	4,049,986	4,123,707
Orange Capital Re DAC	11/5/2024	546,225	621,360
Palm Re	4/4/2024	10,088,643	10,483,000
Palm Re	4/1/2025	12,750,000	13,266,375
Phoenix 3 Re	12/23/2024	5,000,000	5,622,000
Pine Valley Re 2026	1/12/2026	663,802	663,825
Puerto Rico Parametric Re	6/14/2024	500,000	526,150
Purple Re	4/6/2023	3,255,903	3,329,625
Purple Re	4/2/2024	3,600,000	3,758,400
Purple Re	5/6/2025	6,500,000	6,812,000
Purple Re	5/6/2025	5,500,000	5,675,450
Ramble Re	2/26/2024	5,000,000	5,064,500
Recoletos Re DAC	12/9/2024	4,000,000	4,037,600
Recoletos Re DAC	11/18/2025	5,211,450	5,395,950
Residential Re	11/4/2024	5,000,000	5,151,500
Residential Re	11/4/2024	9,510,085	9,716,600
Residential Re	11/4/2024	8,000,000	8,572,800
21Victory Pioneer CAT Bond Fund | 1/31/26

Restricted Securities	Acquisition date	Cost	Value
Residential Re	10/15/2025	$3,285,496	$3,266,250
Residential Re	10/17/2025	27,500,000	27,409,250
Residential Re	10/17/2025	30,000,000	29,775,000
Riverfront Re	4/18/2025	1,500,000	1,580,700
Sakura Re	3/21/2025	2,750,000	2,742,575
Sanders Re	5/24/2023	1,000,000	1,022,000
Sanders Re	1/16/2024	7,864,377	8,103,400
Sanders Re	12/10/2024	12,578,708	12,810,152
Sanders Re	12/10/2024	18,001,467	18,653,400
Sanders Re	3/13/2025	2,250,000	2,319,525
Sanders Re	3/13/2025	1,500,000	1,589,700
Sanders Re	3/13/2025	4,767,283	4,888,700
Sanders Re	3/13/2025	5,322,610	5,547,675
Sanders Re II	5/22/2025	8,250,000	8,608,875
Sanders Re III	2/14/2023	1,493,613	1,501,500
Sanders Re III	3/24/2023	700,000	720,230
Silk Road Re	12/23/2024	2,000,000	2,015,000
Skyline Re	12/23/2025	20,000,000	19,970,000
Solomon Re	6/12/2023	6,836,272	6,898,600
Stabilitas Re	6/7/2023	3,903,052	3,979,560
Sutter Re	6/6/2023	1,765,852	1,777,600
Sutter Re	6/6/2023	15,531,779	15,688,203
Titania Re	2/16/2023	1,000,000	1,007,000
Titania Re	11/14/2024	4,250,000	4,266,575
Titania Re	11/14/2024	3,750,000	3,776,625
Tomoni Re	5/31/2023	1,498,283	1,503,000
Tomoni Re	3/25/2024	750,000	757,200
Tomtit Re 2026	12/31/2025	21,447,400	21,632,637
Topanga Re	12/4/2025	10,500,000	10,474,800
Topanga Re	12/4/2025	8,750,000	8,726,375
Torrey Pines Re	5/18/2023	8,171,262	8,172,938
Torrey Pines Re	7/16/2024	503,424	521,550
Torrey Pines Re	1/29/2025	330,055	337,935
Torrey Pines Re	4/25/2025	8,250,000	8,481,825
Torrey Pines Re	4/25/2025	10,750,000	10,978,975
Torrey Pines Re	4/25/2025	6,250,000	6,430,000
Turris Re	11/28/2025	6,000,000	5,989,200
Ursa Re	10/10/2023	4,315,388	4,398,325
Ursa Re	1/8/2024	1,753,235	1,793,400
Ursa Re	11/22/2024	5,106,148	5,170,500
Ursa Re	2/10/2025	10,750,000	10,940,275
Ursa Re II	6/6/2025	9,500,000	9,742,250
Ursa Re II	11/18/2025	25,000,000	24,965,000
Ursa Re II	11/18/2025	42,250,000	42,376,750
Veraison Re	1/30/2024	2,000,000	2,055,400
Veraison Re	1/30/2025	10,500,000	10,702,650
Veraison Re	1/30/2025	1,250,000	1,285,250
Vitality Re XV	1/22/2024	1,000,000	1,008,700
Vitality Re XV	1/22/2024	500,000	509,800
Victory Pioneer CAT Bond Fund | 1/31/2622

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Vitality Re XVI	1/23/2025	$750,000	$744,675
Vitality Re XVI	1/23/2025	750,000	746,925
Vitality Re XVI	1/23/2025	2,750,000	2,731,850
White Heron Re	7/24/2025	—	228,592
Windmill III Re DAC	6/12/2024	810,450	919,061
Winston Re	2/14/2024	2,250,000	2,371,500
Winston Re	2/14/2024	500,000	524,200
Winston Re	2/6/2025	12,500,000	12,815,000
Yosemite Re	3/18/2025	1,000,000	1,055,600
Total Restricted Securities			$1,744,628,379
% of Net assets			95.3%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
USD	44,091,148	EUR	37,360,000	JPMorgan Chase Bank NA	3/31/26	$(325,035)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(325,035)
USD	United States Dollar
EUR	Euro
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$35,950,000	$—	$35,950,000
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	9,964,526	9,964,526
Earthquakes – U.S.	—	—	5,067,843	5,067,843
Multiperil – U.S.	—	—	15,362,664	15,362,664
Multiperil – U.S. & Canada	—	—	10,408,150	10,408,150
23Victory Pioneer CAT Bond Fund | 1/31/26

	Level 1	Level 2	Level 3	Total
Multiperil – U.S. Regional	$—	$—	$5,107,523	$5,107,523
Multiperil – Worldwide	—	—	84,044,337	84,044,337
Windstorm – Florida	—	—	494,768	494,768
Windstorm – North Carolina	—	—	940,411	940,411
Windstorm – U.S.	—	—	612,485	612,485
Windstorm – U.S. Multistate	—	—	228,592	228,592
Windstorm – U.S. Regional	—	—	5,177,293	5,177,293
Winterstorm – Florida	—	—	1,105,867	1,105,867
All Other Insurance-Linked Securities	—	1,606,113,920	—	1,606,113,920
Open-End Fund	63,646,390	—	—	63,646,390
Total Investments in Securities	$63,646,390	$1,642,063,920	$138,514,459	$1,844,224,769
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(325,035)	$—	$(325,035)
Total Other Financial Instruments	$—	$(325,035)	$—	$(325,035)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 10/31/25	$222,117,551
Realized gain (loss)	475
Changed in unrealized appreciation (depreciation)	(11,255,802)
Return of capital	(77,341,522)
Purchases	57,809,622
Sales	(58,243,365)
Transfers in to Level 3*	5,427,500
Transfers out of Level 3*	—
Balance as of 1/31/26	$138,514,459
*	Transfers are calculated on the beginning of period values. During the period ended January 31, 2026 investments having aggregate value of $5,427,500 were transferred out of Level 2 to Level 3, as there were significant observable inputs available to determine their value. There were no other transfers between Levels 1, 2 and 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2026:	$676,630
Victory Pioneer CAT Bond Fund | 1/31/2624